Cost of revenue (Details) (Cost of revenues [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost of revenues [Member]
Revenue sharing fees and content costs	1,133,984	444,065	109,273
Bandwidth costs	345,913	203,238	145,037
Salary and welfare	131,773	88,456	50,009
Depreciation and amortization	59,817	37,084	25,762
Payment handling costs	55,101	24,955	22,828
Business tax and surcharges	49,233	47,755	30,026
Shared-based compensation	18,037	9,860	8,407
Other costs	55,291	26,586	24,791
Total	1,849,149	881,999	416,133